SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about financial instruments
Lease obligations at December 31, 2018 are as follows, as disclosed in the partnership’s annual report on Form 20-F for the year-ended December 31, 2018:

(US$ Millions)	Dec. 31, 2018
Less than 1 year	$104
1-5 years	401
More than 5 years	5,631
Total	$6,136